Segment disclosure (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Net Sales for New and Used Systems	Net system sales for new and used systems were as follows:

Year ended December 31 (€, in millions)	2022	2023	2024
New systems	15,152.3	21,622.4	21,139.7
Used systems	278.0	316.2	629.0
Net system sales	15,430.3	21,938.6	21,768.7

Net Sales and Long-lived Assets by Geographic Region	Total net
sales and long-lived assets by geographic region were as follows:

Year ended December 31 (€, in millions)	2022		2023		2024
	Total net sales	Long-lived assets	Total net sales	Long-lived assets	Total net sales	Long-lived assets
Japan	1,008.6	7.9	613.6	10.4	1,156.0	16.0
South Korea	6,045.6	85.4	6,949.2	148.1	6,408.8	241.6
Singapore	475.5	5.5	282.1	5.0	285.0	4.3
Taiwan	8,095.5	216.3	8,074.6	354.5	4,354.0	473.8
China	2,916.0	40.8	7,251.8	48.6	10,195.1	72.7
Rest of Asia	7.2	0.2	3.9	0.2	3.5	0.1
Netherlands	9.2	2,748.5	25.1	3,783.6	16.6	4,621.4
EMEA	624.5	228.5	1,206.8	314.5	1,322.1	443.1
United States	1,991.3	803.8	3,151.4	1,134.9	4,521.8	1,361.0
Total	21,173.4	4,136.9	27,558.5	5,799.8	28,262.9	7,234.0